BATTERY MATERIAL PLANT PROJECT EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
BATTERY MATERIAL PLANT PROJECT EXPENSES
Share-based compensation	$ 4,291	$ 3,569
Battery Material Plant project expenses	37,111	22,944
Battery Material Plant project
BATTERY MATERIAL PLANT PROJECT EXPENSES
Wages and benefits	5,696	4,608
Share-based compensation	411	326
Engineering	17,998	7,638
Consulting fees	824	964
Materials, consumables, and supplies	2,066	2,101
Maintenance and subcontracting	2,228	2,410
Utilities	455	515
Depreciation and amortization	8,634	7,635
Other	344	202
Grants	(476)	(995)
Tax credits	(1,069)	(2,460)
Battery Material Plant project expenses	$ 37,111	$ 22,944